Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (131.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (26.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$13,750	$14,225
6.00%, with due dates from 4/15/28 to 11/20/38	33,774	34,944
5.50%, TBA, 4/1/54	1,000,000	999,411
5.50%, 4/20/38	47,455	48,245
4.50%, TBA, 4/1/54	1,000,000	960,809
4.50%, with due dates from 5/20/48 to 5/20/48	64,477	62,801
4.00%, TBA, 4/1/54	1,000,000	935,862
3.50%, TBA, 4/1/54	1,000,000	909,884
3.00%, TBA, 4/1/54	1,000,000	882,019
2.50%, TBA, 4/1/54	2,000,000	1,703,341
2.00%, TBA, 4/1/54	2,000,000	1,638,640

		8,190,181
U.S. Government Agency Mortgage Obligations (105.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	5,546	5,805
7.00%, with due dates from 11/1/26 to 4/1/32	29,534	30,705
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	2,570	2,659
7.00%, with due dates from 12/1/28 to 12/1/35	112,398	118,216
6.50%, 9/1/36	5,784	6,048
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/54	4,000,000	4,037,969
5.50%, TBA, 4/1/54	3,000,000	2,985,586
5.00%, TBA, 4/1/54	7,000,000	6,832,109
4.50%, TBA, 4/1/54	1,000,000	952,227
4.00%, TBA, 4/1/54	2,000,000	1,852,031
3.50%, TBA, 4/1/54	3,000,000	2,684,180
3.00%, TBA, 4/1/54	2,000,000	1,721,094
2.50%, TBA, 4/1/54	5,000,000	4,133,008
2.50%, TBA, 4/1/39	1,000,000	908,711
2.00%, TBA, 4/1/54	6,000,000	4,746,879
2.00%, TBA, 4/1/39	1,000,000	885,764
1.50%, TBA, 4/1/39	1,000,000	865,586

		32,768,577

Total U.S. government and agency mortgage obligations (cost $40,890,704)		$40,958,758

MORTGAGE-BACKED SECURITIES (76.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (29.5%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$94,030	$94,654
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	38,608	2,000
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	681,831	139,864
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	285,655	59,091
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	69,564	4,344
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	9,672	10,691
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	66,728	67,760
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	538,467	102,531
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	182,947	24,710
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	28,326	801
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,036,978	185,948
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 8/25/50	604,411	68,281
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 9/25/49	433,785	40,044
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 12/25/49	651,812	75,337
REMICs Ser. 3391, PO, zero %, 4/15/37	2,413	2,013
Federal National Mortgage Association
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	267,529	43,885
Trust FRB Ser. 03-W8, Class 3F2, (US 30 Day Average SOFR + 0.46%), 5.785%, 5/25/42	1,614	1,606
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	227,020	37,342
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	234,091	18,246
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	246,930	36,373
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,127,438	222,882
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	59,092	1,999
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	438,985	84,952
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,078,566	198,237
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	574,121	90,962
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.355%, 2/25/38	18,053	17,895
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	798,723	132,820
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	557,370	66,961
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	682,793	110,899
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	702,394	114,947
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.165%, 10/25/41	14,468	1,030
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 3/25/48	313,392	23,912
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	650,776	69,005
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 6/25/50	1,198,846	141,681
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 8/25/46	482,626	28,465
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/46	712,731	66,832
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 11/25/49	61,040	5,951
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	11,774	9,514
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	148,942	24,689
Ser. 23-70, Class JI, 5.50%, 6/20/52	245,858	48,864
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	631,076	120,010
Ser. 20-167, Class IT, IO, 5.00%, 9/20/47	423,771	86,992
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	261,399	53,678
Ser. 14-76, IO, 5.00%, 5/20/44	145,339	28,586
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	104,556	13,583
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	47,388	8,943
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	658,912	147,836
Ser. 18-1, IO, 4.50%, 1/20/48	247,305	52,020
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	158,019	28,439
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	437,463	80,798
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	214,396	38,972
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	183,917	33,317
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	100,781	5,500
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	46,899	7,149
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	144,982	24,473
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	577,696	101,998
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	231,129	18,753
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	743,173	94,602
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	1,364,808	205,649
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,483,760	251,059
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	91,054	11,553
Ser. 12-136, IO, 3.50%, 11/20/42	233,983	32,650
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	27,040	989
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	75,867	4,050
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	835,976	125,915
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	583,346	111,731
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	588,048	88,912
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	2,024,765	244,171
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,203,214	188,303
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	118,982	5,107
Ser. 16-H13, Class IK, IO, 2.676%, 6/20/66(WAC)	533,595	43,660
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	1,008,627	133,123
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,243,911	174,345
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	897,280	121,194
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,068,631	139,806
Ser. 16-H04, Class HI, IO, 2.337%, 7/20/65(WAC)	206,503	5,534
Ser. 16-H07, Class PI, IO, 2.274%, 3/20/66(WAC)	1,129,264	70,953
Ser. 16-H24, IO, 2.159%, 9/20/66(WAC)	600,850	44,059
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.077%, 5/20/53	190,748	186,554
Ser. 15-H23, Class TI, IO, 1.935%, 9/20/65(WAC)	540,399	20,265
Ser. 17-H08, Class GI, IO, 1.741%, 2/20/67(WAC)	482,188	40,328
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.681%, 2/20/53	2,161,585	108,323
Ser. 14-H25, Class BI, IO, 1.666%, 12/20/64(WAC)	529,052	12,912
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.631%, 1/20/54	3,414,155	217,822
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.581%, 1/20/53	3,054,753	144,394
Ser. 17-H04, Class BI, IO, 1.419%, 2/20/67(WAC)	470,450	19,752
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.257%, 12/20/43	115,494	11,712
Ser. 17-H06, Class MI, IO, 1.245%, 2/20/67(WAC)	740,965	28,736
Ser. 18-H02, Class IM, IO, 1.23%, 2/20/68(WAC)	494,375	29,616
IFB Ser. 23-136, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 6.50%), 1.181%, 9/20/53	4,374,636	153,666
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.157%, 4/20/38	347,113	36,951
Ser. 16-H18, Class QI, IO, 1.105%, 6/20/66(WAC)	539,877	28,287
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.081%, 1/20/54	4,396,081	257,321
Ser. 17-H14, Class LI, IO, 1.073%, 6/20/67(WAC)	385,861	17,729
Ser. 17-H03, Class KI, IO, 1.033%, 1/20/67(WAC)	744,191	60,949
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.931%, 1/20/53	1,387,596	77,470
Ser. 18-H01, Class XI, IO, 0.929%, 1/20/68(WAC)	721,043	47,650
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 6/20/51	845,240	99,645
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 8/20/50	1,378,530	164,895
FRB Ser. 16-H19, Class AI, IO, 0.843%, 9/20/66(WAC)	917,835	38,208
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.841%, 4/20/53	4,253,523	223,141
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 6/20/43	540,176	47,057
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66(WAC)	880,740	36,551
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.709%, 9/16/43	521,194	46,179
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 5/20/49	380,341	36,295
Ser. 16-H27, Class GI, IO, 0.701%, 12/20/66(WAC)	811,287	42,387
Ser. 16-H24, Class JI, IO, 0.696%, 11/20/66(WAC)	319,734	15,739
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.681%, 11/20/53	4,882,309	215,433
Ser. 17-H25, Class CI, IO, 0.617%, 12/20/67(WAC)	893,693	54,300
IFB Ser. 23-19, Class S, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 11/20/49	2,070,464	197,953
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 10/20/49	600,349	68,516
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 9/20/49	619,646	60,648
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67(WAC)	456,767	15,713
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 10/20/49	245,229	28,081
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 5/20/44	438,370	36,784
Ser. 16-H24, Class BI, IO, 0.552%, 11/20/66(WAC)	1,766,850	63,629
Ser. 15-H20, Class CI, IO, 0.513%, 8/20/65(WAC)	738,363	40,388
FRB Ser. 15-H16, Class XI, IO, 0.49%, 7/20/65(WAC)	410,904	21,162
Ser. 16-H03, Class AI, IO, 0.432%, 1/20/66(WAC)	684,650	23,586
Ser. 15-H14, Class AI, IO, 0.431%, 6/20/65(WAC)	983,678	39,203
Ser. 15-H22, Class AI, IO, 0.407%, 9/20/65(WAC)	792,881	37,820
Ser. 17-H20, Class AI, IO, 0.382%, 10/20/67(WAC)	1,191,614	54,479
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.331%, 3/20/53	3,312,605	86,487
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.281%, 3/20/53	3,590,041	84,328
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.281%, 12/20/52	3,432,075	173,262
Ser. 17-H25, IO, 0.263%, 11/20/67(WAC)	541,042	19,343
Ser. 15-H04, Class AI, IO, 0.219%, 12/20/64(WAC)	507,839	14,764
Ser. 14-H21, Class AI, IO, 0.133%, 10/20/64(WAC)	732,858	23,600
Ser. 15-H13, Class AI, IO, 0.116%, 6/20/65(WAC)	545,661	24,018
Ser. 15-H10, Class HI, IO, 0.084%, 4/20/65(WAC)	1,048,939	44,160
Ser. 16-H10, Class AI, IO, 0.032%, 4/20/66(WAC)	629,907	12,780
Ser. 16-H06, Class DI, IO, 0.023%, 7/20/65(WAC)	594,635	15,223
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	534,265	16,135
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	477,085	14,014

		9,162,773
Commercial mortgage-backed securities (23.8%)
BANK FRB Ser. 20-BN26, Class XA, IO, 1.207%, 3/15/63(WAC)	998,175	50,705
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	59,000	35,551
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	66,810
FRB Ser. 19-C5, Class F, 2.606%, 11/15/52(WAC)	80,000	42,603
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51(WAC)	59,000	43,277
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.021%, 4/10/51(WAC)	129,000	79,329
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	74,092
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	108,000	61,347
Ser. 19-B13, Class D, 2.50%, 8/15/57	105,000	61,184
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	138,000	85,878
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.538%, 2/10/50(WAC)	134,000	66,268
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	60,000	41,091
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	53,899
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	44,085
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.419%, 2/10/48(WAC)	116,000	110,548
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	68,000	63,495
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48(WAC)	70,000	62,971
Ser. 15-P1, Class D, 3.225%, 9/15/48	45,000	39,026
Ser. 15-GC27, Class E, 3.00%, 2/10/48	150,000	113,281
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46(WAC)	27,895	25,935
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47(WAC)	119,000	110,660
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47(WAC)	63,000	57,859
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	144,763	128,903
FRB Ser. 15-CR23, Class C, 4.283%, 5/10/48(WAC)	72,000	65,789
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	85,000	79,305
FRB Ser. 15-CR26, Class D, 3.464%, 10/10/48(WAC)	85,000	66,356
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.349%, 8/10/46(WAC)	101,000	76,255
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47(WAC)	144,000	123,689
FRB Ser. 14-CR17, Class E, 4.784%, 5/10/47(WAC)	124,000	86,502
FRB Ser. 15-LC19, Class E, 4.211%, 2/10/48(WAC)	115,000	86,545
FRB Ser. 13-CR6, Class D, 3.859%, 3/10/46(WAC)	117,000	90,709
Ser. 12-CR4, Class B, 3.703%, 10/15/45	123,000	74,677
Ser. 17-COR2, Class D, 3.00%, 9/10/50	113,000	83,620
FRB Ser. 18-COR3, Class D, 2.809%, 5/10/51(WAC)	112,000	64,342
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.468%, 9/9/24	111,000	111,310
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.35%, 8/15/48(WAC)	56,000	47,412
FRB Ser. 15-C1, Class C, 4.249%, 4/15/50(WAC)	124,000	106,860
FRB Ser. 15-C2, Class C, 4.174%, 6/15/57(WAC)	69,000	60,619
FRB Ser. 15-C2, Class D, 4.174%, 6/15/57(WAC)	166,000	120,449
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	42,000	39,630
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	138,000	86,782
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44(WAC)	119,405	112,110
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	148,000	145,181
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	1,269,818	61,904
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	137,000	125,392
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.521%, 9/10/47(WAC)	157,000	85,536
FRB Ser. 13-GC13, Class D, 3.84%, 7/10/46(WAC)	105,000	51,337
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	61,000	29,197
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.561%, 9/15/47(WAC)	73,000	63,140
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.111%, 8/15/46(WAC)	155,000	103,675
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.761%, 6/15/51(WAC)	53,000	42,912
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	66,000	48,762
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.326%, 6/15/49(WAC)	157,000	88,772
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	92,574	89,451
FRB Ser. 13-LC11, Class D, 4.116%, 4/15/46(WAC)	62,000	25,576
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47(WAC)	70,515	64,666
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	41,641
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class D, 5.526%, 2/15/46(WAC)	145,000	111,976
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C12, Class C, 6.049%, 10/15/46(WAC)	59,000	56,159
FRB Ser. 15-C25, Class C, 4.518%, 10/15/48(WAC)	122,000	107,058
FRB Ser. 14-C16, Class B, 4.354%, 6/15/47(WAC)	114,000	106,818
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48(WAC)	98,000	89,460
FRB Ser. 17-C34, Class C, 4.172%, 11/15/52(WAC)	60,000	49,752
Ser. 14-C19, Class C, 4.00%, 12/15/47	69,000	65,487
FRB Ser. 13-C9, Class C, 3.727%, 5/15/46(WAC)	58,000	50,776
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.60%, 8/15/45(WAC)	63,000	57,623
FRB Ser. 15-C24, Class E, 4.323%, 5/15/48(WAC)	104,000	78,686
FRB Ser. 12-C6, Class E, 4.252%, 11/15/45(WAC)	124,000	59,504
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	69,000	60,096
FRB Ser. 13-C10, Class F, 3.942%, 7/15/46(WAC)	141,000	8,762
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51(WAC)	125,000	110,370
FRB Ser. 15-MS1, Class C, 4.023%, 5/15/48(WAC)	94,000	79,842
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 4.944%, 7/15/49(WAC)	49,362	47,914
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	409,379	402,858
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	64,390	64,479
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.08%, 5/19/38 (Bermuda)	77,000	77,096
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 4.958%, 10/15/51(WAC)	54,000	46,986
FRB Ser. 18-C11, Class C, 4.882%, 6/15/51(WAC)	117,000	95,631
FRB Ser. 17-C3, Class C, 4.386%, 8/15/50(WAC)	156,000	129,354
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	74,969	66,978
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	216,000	116,049
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	138,000	75,564
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59(WAC)	51,000	37,544
FRB Ser. 18-C46, Class C, 4.965%, 8/15/51(WAC)	51,000	43,610
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48(WAC)	72,000	66,755
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	99,000	85,684
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	23,000	20,049
FRB Ser. 13-LC12, Class B, 3.949%, 7/15/46(WAC)	109,564	100,850
Ser. 15-C31, Class D, 3.852%, 11/15/48	104,000	83,200
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	65,000	38,326
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.594%, 11/15/48(WAC)	118,000	76,700
FRB Ser. 15-C30, Class D, 4.494%, 9/15/58(WAC)	98,000	82,548
Ser. 17-RB1, Class D, 3.401%, 3/15/50	82,000	42,454
Ser. 16-C33, Class D, 3.123%, 3/15/59	122,000	93,307
Ser. 20-C55, Class D, 2.50%, 2/15/53	100,000	62,929
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.331%, 12/15/45(WAC)	57,000	44,112
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	118,000	110,213
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 4.979%, 6/15/44(WAC)	39,837	36,044
FRB Ser. 12-C9, Class D, 4.562%, 11/15/45(WAC)	10,786	10,516

		7,419,019
Residential mortgage-backed securities (non-agency) (23.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	133,241	134,823
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	139,359	138,871
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	135,147	134,366
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	372,160	212,397
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	152,864	144,688
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	153,924	154,420
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.924%, 6/25/36	365,299	345,927
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.624%, 11/25/47	123,943	92,327
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	199,510	202,415
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.623%, 2/20/47	154,414	117,506
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.624%, 6/25/47	196,931	184,526
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.54%, 2/25/60(WAC)	108,459	109,569
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.235%, 3/25/28	246,309	258,159
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	118,075	125,438
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	46,651
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.685%, 2/25/49	222,000	278,982
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.82%, 10/25/50	56,000	75,103
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	413,000	526,737
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/49	32,000	40,391
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	114,000	137,602
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	65,000	87,425
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/50	64,000	84,156
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.07%, 4/25/42	50,000	56,599
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.785%, 1/25/48	200,000	236,125
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.185%, 9/25/48	431,000	506,559
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.685%, 9/25/50	39,461	43,547
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	205,000	231,266
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 3/25/50	124,000	139,639
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	64,050
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	138,000	130,580
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	63,992
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	154,355	179,182
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.685%, 1/25/29	196,539	224,109
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.82%, 1/25/42	35,000	36,859
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.785%, 7/25/31	211,000	226,957
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 7/25/39	70,925	74,251
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	58,629	62,172
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.085%, 2/25/40	79,000	83,043
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.435%, 1/25/40	35,000	35,961
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	292,000	300,213
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.764%, 11/25/36	63,064	52,088
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 6.374%, 11/25/34	4,874	4,603
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.409%, 2/26/37	61,245	52,479
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	170,000	169,986
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.294%, 5/25/47	358,111	282,251
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.564%, 8/25/36	21,137	18,288
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A2, 5.105%, 6/25/24	160,000	155,485
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	90,269
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 6.364%, 7/25/45	59,089	52,362

		7,205,394

Total mortgage-backed securities (cost $25,594,202)		$23,787,186

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	$94,000	$93,730

Total asset-backed securities (cost $89,886)		$93,730

SHORT-TERM INVESTMENTS (20.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	5,088,763	$5,088,763
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	240,000	240,000
U.S. Treasury Bills 5.356%, 4/25/24(SEG)(SEGSF)		$700,000	697,547
U.S. Treasury Bills 5.369%, 5/23/24		200,000	198,483

Total short-term investments (cost $6,224,834)			$6,224,793
TOTAL INVESTMENTS

Total investments (cost $72,799,626)			$71,064,467

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	86	$17,585,656	$17,585,656	Jun-24	$13,025
U.S. Treasury Note Ultra 10 yr (Short)	107	12,263,203	12,263,203	Jun-24	(79,600)

Unrealized appreciation					13,025

Unrealized (depreciation)					(79,600)

Total					$(66,575)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$3,068,600	$(22,444)	$(22,339)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	2,037,900	140,615	63,379
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	2,037,900	140,615	(14,143)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,304,300	(66,780)	(20,099)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	1,304,300	(63,780)	6,078
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	671,400	(14,584)	(6,304)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	671,400	(216,835)	28,763
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	631,000	(48,903)	(555)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	29,257
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	(17,263)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	3,929,100	(260,499)	4,833
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,648,900	(561,567)	96,420
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,648,900	(142,776)	(42,223)
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	6,898,600	(69,676)	(47,048)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	6,898,600	(67,779)	6,899
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	2,319,100	(102,968)	255
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	2,319,100	(107,954)	(3,340)
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	(10,742)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	18,832
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	332,400	23,152	8,297
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	332,400	23,152	(4,012)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	(11,693)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	16,135

Unrealized appreciation				279,148

Unrealized (depreciation)				(199,761)

Total				$79,387

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $1,018,906) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 4/1/54	$1,000,000	4/11/24	$1,021,484

Total			$1,021,484

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$246,300	$1,837	(E)	$(4)	3/18/36	3.757% — Annually	US SOFR — Annually	$(1,841)
		261,600	4,026	(E)	(9)	2/20/59	3.485% — Annually	US SOFR — Annually	(4,035)
		4,075,500	12,023		(15)	3/18/26	US SOFR — Annually	4.413% — Annually	(11,661)
		3,526,000	15,514	(E)	26,216	6/20/29	4.00% — Annually	US SOFR — Annually	10,702
		24,452,000	72,133	(E)	(17,302)	6/20/26	4.20% — Annually	US SOFR — Annually	54,831
		4,732,000	1,420	(E)	(25,596)	6/20/34	US SOFR — Annually	3.80% — Annually	(24,176)
		1,033,000	1,188	(E)	(8,205)	6/20/54	US SOFR — Annually	3.60% — Annually	(7,018)
		2,496,000	5,017	(E)	(1,724)	6/20/26	4.25% — Annually	US SOFR — Annually	3,294
		1,868,000	12,366	(E)	3,142	6/20/29	4.05% — Annually	US SOFR — Annually	(9,224)
		10,000	44	(E)	73	6/20/34	3.85% — Annually	US SOFR — Annually	29
		241,000	2,420	(E)	764	6/20/54	US SOFR — Annually	3.65% — Annually	3,184
		928,900	6,892		(12)	3/27/34	US SOFR — Annually	3.932% — Annually	5,254

	Total				$(22,672)				$19,339
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	B+/P	$402	$1,000	$288	11/18/54	500 bp — Monthly	$115
	CMBX NA BB.13 Index	BB-/P	91,070	213,000	72,676	12/16/72	500 bp — Monthly	18,601
	CMBX NA BB.6 Index	B/P	16,692	50,095	11,717	5/11/63	500 bp — Monthly	5,023
	CMBX NA BB.9 Index	B/P	34,073	81,000	30,650	9/17/58	500 bp — Monthly	3,502
	CMBX NA BBB-.11 Index	BBB-/P	3,150	15,000	1,932	11/18/54	300 bp — Monthly	1,227
	CMBX NA BBB-.13 Index	BBB-/P	25,196	88,000	18,955	12/16/72	300 bp — Monthly	6,305
	CMBX NA BBB-.15 Index	BBB-/P	920	4,000	568	11/18/64	300 bp — Monthly	355
	CMBX NA BBB-.16 Index	BBB-/P	18,640	82,000	11,833	4/17/65	300 bp — Monthly	6,855
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	2,541	14,344	4,211	1/17/47	500 bp — Monthly	(1,656)
	Goldman Sachs International
	CMBX NA A.7 Index	A/P	2,018	10,858	1,818	1/17/47	200 bp — Monthly	205
	CMBX NA BB.14 Index	BB-/P	6,816	54,000	16,718	12/16/72	500 bp — Monthly	(9,850)
	CMBX NA BB.6 Index	B/P	3,298	9,915	2,319	5/11/63	500 bp — Monthly	989
	CMBX NA BB.7 Index	B-/P	16,284	43,031	12,634	1/17/47	500 bp — Monthly	3,692
	CMBX NA BBB-.16 Index	BBB-/P	1,848	9,000	1,299	4/17/65	300 bp — Monthly	555
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	81	1,000	71	12/16/72	200 bp — Monthly	11
	CMBX NA BB.10 Index	B-/P	2,006	25,000	9,898	5/11/63	500 bp — Monthly	(7,867)
	CMBX NA BB.7 Index	B-/P	1,370	3,020	887	1/17/47	500 bp — Monthly	486
	CMBX NA BB.7 Index	B-/P	30,848	47,561	13,964	1/17/47	500 bp — Monthly	16,931
	CMBX NA BBB-.8 Index	B+/P	6,549	42,000	4,477	10/17/57	300 bp — Monthly	2,097
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	11,581	87,000	6,134	12/16/72	200 bp — Monthly	5,481
	CMBX NA A.13 Index	A-/P	11,339	87,000	6,134	12/16/72	200 bp — Monthly	5,240
	CMBX NA A.15 Index	A-/P	65	4,000	232	11/18/64	200 bp — Monthly	(165)
	CMBX NA BB.6 Index	B/P	335	1,565	366	5/11/63	500 bp — Monthly	(29)
	CMBX NA BB.7 Index	B-/P	1,452	9,059	2,660	1/17/47	500 bp — Monthly	(1,199)
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	A/P	8,531	43,430	7,270	1/17/47	200 bp — Monthly	1,278
	CMBX NA BB.13 Index	BB-/P	23,002	51,000	17,401	12/16/72	500 bp — Monthly	5,650
	CMBX NA BB.6 Index	B/P	25,456	74,620	17,454	5/11/63	500 bp — Monthly	8,075
	CMBX NA BB.7 Index	B-/P	10,583	26,423	7,758	1/17/47	500 bp — Monthly	2,851
	CMBX NA BBB-.16 Index	BBB-/P	1,591	7,000	1,010	4/17/65	300 bp — Monthly	585
	CMBX NA BBB-.7 Index	BB+/P	36,264	131,385	22,060	1/17/47	300 bp — Monthly	14,281
	CMBX NA BBB-.9 Index	BB/P	194	2,000	294	9/17/58	300 bp — Monthly	(98)

Upfront premium received			394,195		Unrealized appreciation			110,390

Upfront premium (paid)			—		Unrealized (depreciation)			(20,864)

	Total		$394,195				Total	$89,526
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(42,694)	$92,000	$36,423	11/17/59	(500 bp) — Monthly	$(6,361)
	CMBX NA BB.7 Index	(57,908)	147,213	43,222	1/17/47	(500 bp) — Monthly	(14,830)
	CMBX NA BB.8 Index	(15,155)	33,661	11,886	10/17/57	(500 bp) — Monthly	(3,302)
	CMBX NA BBB-.10 Index	(13,826)	46,000	8,685	11/17/59	(300 bp) — Monthly	(5,168)
	CMBX NA BBB-.12 Index	(86,840)	306,000	60,435	8/17/61	(300 bp) — Monthly	(26,584)
	CMBX NA BBB-.7 Index	(2,566)	9,555	1,604	1/17/47	(300 bp) — Monthly	(967)
	CMBX NA BBB-.8 Index	(44,430)	230,000	24,518	10/17/57	(300 bp) — Monthly	(20,046)
	CMBX NA BBB-.9 Index	(1,183)	5,000	735	9/17/58	(300 bp) — Monthly	(451)
	Credit Suisse International
	CMBX NA BB.10 Index	(3,202)	24,000	9,502	11/17/59	(500 bp) — Monthly	6,276
	CMBX NA BB.10 Index	(2,854)	24,000	9,502	11/17/59	(500 bp) — Monthly	6,624
	CMBX NA BB.10 Index	(1,616)	13,000	5,147	11/17/59	(500 bp) — Monthly	3,518
	Goldman Sachs International
	CMBX NA BB.8 Index	(5,308)	12,503	4,415	10/17/57	(500 bp) — Monthly	(906)
	CMBX NA BBB-.12 Index	(6,593)	25,000	4,938	8/17/61	(300 bp) — Monthly	(1,670)
	JPMorgan Securities LLC
	CMBX NA A.15 Index	(364)	4,000	232	11/18/64	(200 bp) — Monthly	(134)
	CMBX NA BB.11 Index	(5,148)	5,218	1,221	5/11/63	(500 bp) — Monthly	(3,933)
	CMBX NA BB.11 Index	(545)	1,000	288	11/18/54	(500 bp) — Monthly	(259)
	CMBX NA BBB-.7 Index	(56,108)	114,186	19,172	1/17/47	(300 bp) — Monthly	(37,003)
	Merrill Lynch International
	CMBX NA BB.10 Index	(455)	8,000	3,167	11/17/59	(500 bp) — Monthly	2,704
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(2,635)	5,770	2,038	10/17/57	(500 bp) — Monthly	(603)
	CMBX NA BB.9 Index	(34,305)	81,000	30,650	9/17/58	(500 bp) — Monthly	(3,734)
	CMBX NA BBB-.10 Index	(70,816)	219,000	41,347	11/17/59	(300 bp) — Monthly	(29,597)
	CMBX NA BBB-.11 Index	(3,659)	15,000	1,932	11/18/54	(300 bp) — Monthly	(1,736)
	CMBX NA BBB-.12 Index	(10,179)	32,000	6,320	8/17/61	(300 bp) — Monthly	(3,878)
	CMBX NA BBB-.13 Index	(6,362)	20,000	4,308	12/16/72	(300 bp) — Monthly	(2,065)
	CMBX NA BBB-.8 Index	(25,525)	124,000	13,218	10/17/57	(300 bp) — Monthly	(12,546)

Upfront premium received		—			Unrealized appreciation		19,122

Upfront premium (paid)		(500,276)			Unrealized (depreciation)		(175,773)

	Total	$(500,276)				Total	$(156,651)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,140,783.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$2,743,853	$6,258,765	$3,913,855	$66,869	$5,088,763

	Total Short-term investments	$2,743,853	$6,258,765	$3,913,855	$66,869	$5,088,763
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $433,217.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $102,578.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $383,857 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $89,227 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $102,578 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$93,730	$—
Mortgage-backed securities	—	23,787,186	—
U.S. government and agency mortgage obligations	—	40,958,758	—
Short-term investments	240,000	5,984,793	—

Totals by level	$240,000	$70,824,467	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(66,575)	$—	$—
Forward premium swap option contracts	—	79,387	—
TBA sale commitments	—	(1,021,484)	—
Interest rate swap contracts	—	42,011	—
Credit default contracts	—	38,956	—

Totals by level	$(66,575)	$(861,130)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$31,600,000
Written swap option contracts (contract amount)	$11,800,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$42,200,000
OTC credit default contracts (notional)	$3,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com